Note 17 - Subsequent Events (Details Textual)			3 Months Ended	12 Months Ended
	Mar. 30, 2023 USD ($)	Mar. 03, 2023 USD ($)	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Oct. 12, 2021 USD ($)	Apr. 09, 2020 USD ($)	Jul. 24, 2018 USD ($)	Aug. 08, 2017 USD ($)
Stock Repurchased and Retired During Period, Shares (in shares) | shares				140,301
Stock Repurchased and Retired During Period, Value				$ 1,999,262
Derivative, Notional Amount				$ 35,000,000.0
Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative, Notional Amount					$ 10,000,000.0	$ 10,000,000.0	$ 5,000,000.0	$ 5,000,000.0
Subsequent Event [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares			58,430
Stock Repurchased and Retired During Period, Value			$ 1,000,000.0
Subsequent Event [Member] | Interest Rate Swap [Member] | HSBC Bank PLC [Member]
Derivative Asset, Number of Instruments Held	3
Derivative, Notional Amount	$ 25,000,000
Derivative, Gain on Derivative	1,600,000
Subsequent Event [Member] | Term Sheet Loan [Member]
Debt Instrument, Face Amount	$ 14,000,000.0
Debt Instrument, Face Amount As a Percentage of Vessel Market Value	52.50%
Debt Instrument, Number of Periodic Payments	16
Debt Instrument, Periodic Payment, Total	$ 240,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 10,160,000
Subsequent Event [Member] | Term Sheet Loan [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Subsequent Event [Member] | HSBC Bank PLC [Member]
Repayments of Debt		$ 11,630,000